                                                   As filed pursuant to Rule 497
                                                under the Securities Act of 1933
                                                      Registration No. 333-58234



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                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                            VARIABLE SEPARATE ACCOUNT
                                SUPPLEMENT TO THE
                         POLARIS PLATINUM II PROSPECTUS
                            (FORM NUMBER: R-3456-PRO)
                                DATED MAY 2, 2005

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The reference to the Distribution Expense Charge in the FEE TABLES section located on page 4 of the prospectus is deleted.











Date: June 21, 2005






                Please keep this Supplement with your Prospectus.

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